Revenue and expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

6. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2022	2021
Copper	$838,126	$873,339
Zinc	223,400	301,086
Gold	325,133	246,562
Silver	24,959	26,932
Molybdenum	54,531	37,487
Other	5,374	7,454
Revenue from contracts	1,471,523	1,492,860
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	35,994	37,788
Amortization of deferred revenue - silver	36,235	33,731
Amortization of deferred revenue - variable consideration adjustments - prior periods	959	1,617
	73,188	73,136
Pricing and volume adjustments [2]	(14,335)	(8,568)
	1,530,376	1,557,428
Treatment and refining charges	(68,936)	(55,430)
	$1,461,440	$1,501,998

[1] See note 19.
[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for fixed for floating swaps, non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 19). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2022, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a variable consideration adjustment was made for all prior year stream revenues since the stream agreement inception date. A variable consideration adjustment was also recorded on September 30, 2022 in Manitoba following a revised forecast for 777 in the third quarter of 2022, which indicated that substantially all of 777's precious metals reserves and inventory levels have been depleted. These variable consideration adjustments resulted in an increase of revenue of $959 for the year ended December 31, 2022 (December 31, 2021 - increase of revenue of $1,617). In the second quarter of 2021, the Company finalized an amendment with Wheaton Precious Metals ("Wheaton") related to the Peru stream agreement. The result of the amendment was a revision to the Peru gold and silver deferred revenue amortization rates and the related significant financing component. For further details refer to note 19.

(b) Mine operating costs

During the year ended December 31, 2022, Hudbay recognized a recovery of $557 in cost of sales related to adjustments of the carrying value of Peru inventories to net realizable value (year ended December 31, 2021 - recovery of $1,446) and a non-cash write-down of Manitoba materials and supplies inventories of $4,110 (year ended December 31, 2021 - $5,445) (note 9).

During 2022, as a result of the closure of the Flin Flon operations, certain employees retired or left employment with the Company. Upon reflecting the reductions in the number of employees accruing services for both the defined benefit pension and for other employee benefit plans, this resulted in a gain of $2,384 recorded during the fourth quarter of 2022 (note 6e).

During 2021, the Company recognized a past service cost provision adjustment related to pensions for certain Manitoba employees of $4,989 (note 6e).

(c) Depreciation and amortization

Depreciation of PP&E and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2022	2021
Cost of sales	$337,615	$357,924
Selling and administrative expenses	1,448	1,843
	$339,063	$359,767

(d) Share-based compensation expenses

Share-based compensation expenses are reflected in the consolidated income statements as follows:

	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2022
Cost of sales	$420	$-	$-	$-	$420
Selling and administrative	1,541	(849)	(1,011)	1,848	1,529
Other expenses	115	-	-	-	115
	$2,076	$(849)	$(1,011)	$1,848	$2,064
Year ended December 31, 2021
Cost of sales	$1,347	$-	$-	$-	$1,347
Selling and administrative	3,668	1,459	3,382	1,919	10,428
Other expenses	370	-	-	-	370
	$5,385	$1,459	$3,382	$1,919	$12,145

During the year ended December 31, 2022, the Company granted 602,614 stock options (year ended December 31, 2021 - 509,385). For further details on stock options, see note 25b.

(e) Employee benefits expense

This table presents employee benefit expense recognized in the consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2022	2021
Current employee benefits	$184,100	$202,694
Profit-sharing plan expense	22,002	2,708
Share-based compensation (notes 6d, 20, 25)
Equity settled stock options	1,848	1,919
Cash-settled restricted share units	2,076	5,385
Cash-settled deferred share units	(849)	1,459
Cash-settled performance share units	(1,011)	3,382
Employee share purchase plan	1,941	1,933
Post-employee pension benefits
Defined benefit plans	9,737	11,433
Defined contribution plans	2,097	2,061
Post-employment plan curtailment (note 6b, 21, 22)	(2,384)	-
Past service costs (note 6b, 21)	-	4,989
Post-employment plan attribution changes (note 22)	(3,179)	-
Other post-retirement employee benefits	8,894	7,526
Termination benefits	5,092	470
	$230,364	$245,959

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

See note 21 for a description of Hudbay's pension plans and note 22 for Hudbay's other employee benefit plans.

(f) Other expenses

	Year ended December 31,
	2022	2021
Regional costs	$4,813	$3,652
(Gain) loss on disposal of PP&E and non-current assets	(3,312)	7,038
Amortization of community costs (other assets)	2,720	1,768
Restructuring - Manitoba	10,609	6,947
Care & maintenance - Manitoba	9,040	-
Evaluation costs	7,964	13,293
Insurance recovery	(5,698)	-
Change in other provisions (non-capital)	5,798	-
Other	652	2,421
	$32,586	$35,119

During the year ended December 31, 2022, there were costs incurred related to the restructuring of the Manitoba operations in preparation for the closure of 777 mine, zinc plant and Flin Flon mill of $10,609 (December 31, 2021 - $6,947). These costs were related to activities performed in advance of these closures along with ongoing restructuring, closure and severance costs.

During the year ended December 31, 2022, gains on the disposition of property, plant and equipment and other non-current assets includes the disposition of Mason's Lordsburg property, along with dispositions of non-current assets as a result of the closure of our Flin Flon operations.

During the year ended December 31, 2022, a gain of $5,698 was recorded to reflect the insurance recovery claim proceeds following a shaft incident at 777 in October 2020. As of December 31, 2022, all of the proceeds have been received.

The Flin Flon concentrator and tailings impoundment has been shifted to care and maintenance to provide optionality should another mineral discovery occur in the Flin Flon area. During the year ended December 31, 2022, care & maintenance costs were $9,040.

Evaluation expenses incurred in the first half of 2022 relate primarily to preliminary economic assessment ("PEA") study costs of Arizona's Copper World Complex.

(g) Net finance expense

	Year ended December 31,
	2022	2021
Net interest expense on long-term debt
Interest expense on long-term debt	$67,663	$74,748
Accretion on streaming arrangements (note 19)
Additions	28,718	42,060
Variable consideration adjustments - prior periods	(940)	594
	27,778	42,654
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives (note 18)	-	49,754
Gold prepayment liability (note 16)	3,426	293
Investments	(2,484)	4,467
	942	54,514
Other net finance costs
Net foreign exchange (gain) loss	(5,384)	1,403
Accretion on community agreements measured at amortized cost	3,099	2,811
Accretion on environmental provisions (note 20)	8,498	4,988
Accretion on Wheaton refund liability	879	-
Withholding taxes	6,092	7,727
Premium paid on redemption of notes (note 18)	-	22,878
Write-down of unamortized transaction costs (note 18)	-	2,480
Loss (gain) on disposal of investments	3,648	(968)
Other finance expense	7,885	8,781
Interest income	(2,606)	(997)
	22,111	49,103
Net finance expense	$118,494	$221,019

Other finance expense relates primarily to fees on Hudbay's revolving credit facilities and leases.

(h) Impairment - Arizona

As a result of the PEA released for the Copper World Complex during the second quarter of 2022, which contemplates the mining of the recently discovered Copper World deposits and the East deposit (formerly referred to as the Rosemont deposit) in a two-phase mine plan, it was determined that certain capitalized costs and assets associated with the previous stand-alone development plan for the East deposit are no longer recoverable. As a result, during the second quarter of 2022, the Company recognized a pre-tax impairment loss of $94,956 related to these assets. The impairment loss was determined based on the specific identification of assets fair value less costs of disposal that are not expected to be recoverable under the Copper World Complex PEA. The Company presented the impairment losses within the Arizona segment in note 32. The fair value measurements used in the determination of impairment charges are categorized as level 2 based on the degree to which inputs are observable and have a significant effect on the recorded fair value.

(i) Impairment - Environmental Provision

During the third quarter and fourth of 2021, an impairment indicator was identified in relation to a revised Flin Flon closure plan. The revised closure plan, reflecting higher cost estimates, led to a large increase in the environmental reclamation provision and a corresponding increase to Flin Flon reclamation assets, which is recorded within PP&E. The increase in Flin Flon PP&E prompted an impairment test of these assets since the Flin Flon operation was expected to close mid-2022. Hudbay recorded an impairment to PP&E by comparing the carrying value of the Flin Flon operation to its recoverable amount using the value-in-use method for future cash flows associated with the operation until closure. The value-in-use recoverable amount is considered a level 3 valuation method incorporating assumptions for commodity prices, foreign exchange rates, remaining reserves, timing of extraction and operating costs. This resulted in an impairment loss of $193,473 for the year ended December 31, 2021.